SUMMARY OF INTANGIBLE ASSETS PATENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Intangible assets - patent, net, Beginning balance	$ 2,207	$ 2,091
Additions		311
Depreciation	(366)	(200)
Effect of changes in foreign exchange rates	9	5
Intangible assets - patent, net, Ending balance	$ 1,850	$ 2,207